DEBT OBLIGATIONS - Reconciliation of cash flows from financing activities from debt obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Borrowing [Roll Forward]
Debt obligations, beginning of period	$ 68,712	$ 58,562
Debt obligation issuance, net of repayments	3,675	(1,304)
Non-cash changes in debt obligations:
Debt from asset acquisitions	738	444
Assumed by purchaser	(1,245)	(372)
Amortization of deferred financing costs and (premium) discount	127	220
Foreign currency translation	(1,001)	652
Acquisition of Foreign Investments	0	10,674
Reclassification of BSREP IV investments to liabilities held for sale	(19,487)	0
Other	(20)	(164)
Debt obligations, end of period	$ 51,499	$ 68,712